UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X]  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2019 to September 30, 2019

Date of Report (Date of earliest event reported)  November 12, 2019

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: 0001768611

Mill City Holdings, LLC1
(Exact name of securitizer as specified in its charter)

David Pelka (952) 444-4811
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [__]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [__]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [__]

1 Mill City Holdings, LLC, as securitizer, is filing this Form ABS-15G in respect of the issuance of asset-backed securities by the following issuing entities (under Rule 144A of the Securities Act of 1933, as amended from time to time): Mill City Solar Loan 2019-1 Ltd. and Mill City Solar Loan 2019-1 LLC, as co-issuers.

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representation and Warranties Disclosure

Securitizer has repurchase activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)

Item 99.1 Exhibits

The following is filed as an Exhibit to this Report under ABS-15G:

Name of Issuing Entity	Check if Registered	Name of Originator[2]	Total Assets in ABS by Originator			Assets that were Subject of Demand			Assets that were Repurchased or Replaced[3]			Assets Pending Repurchase or Replacement (with cure period)[4]			Demand in Dispute			Demand Withdrawn			Demand Rejected
			#	$	%	#	$	%	#	$	%	#	$	%	#	$	%	#	$	%	#	$	%
Mill City Solar 2019-1 Ltd; Mill City Solar Loan 2019-1 LLC[1]		Paramount Equity Mortgage, LLC d/b/a Loanpal	9,401	272,208,872	100	20	733,550	100	19	706,688	100	1	26,862	100	0	0	0	0	0	0	0	0	0

1 Mill City Solar Loan 2019-1 LLC is the Co-Issuer.
2 The originator is the party identified by the securitizer using the same methodology as the securitizer used to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.
3 Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.  The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.
4 Reflects assets for which the representing party has agreed to repurchase or replace the asset but repurchase proceeds and/or replacement assets were not yet received by the trustee or the servicer, as applicable, as of the end of the reporting period covered by this Form ABS-15G.  The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 12, 2019	Mill City Holdings, LLC (Securitizer)

	By:	/s/ David Pelka
Name: David Pelka
Title: President